Equity - Restricted Shares Issued for Compensation (Details) - USD ($)				6 Months Ended	12 Months Ended
	Sep. 27, 2023	Apr. 27, 2023	Jun. 09, 2022	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Dec. 13, 2023	Aug. 15, 2022
Restricted Shares Issued for Compensation
Issuance of ordinary shares for compensation (in shares)					15,804
Share price					$ 2.77				$ 0.36
Total consideration					$ 43,824
After reverse share split
Restricted Shares Issued for Compensation
Share price									$ 107.42
Lucas Wang
Restricted Shares Issued for Compensation
Annual compensation				$ 240,000	$ 240,000
Number of equity awards issued	21,068	25.65		1,896,066	1,896,066
Issuance of ordinary shares for compensation (in shares)		158,005			10,534
Number of ordinary shares vested				632,022	632,022
Share price		$ 0.1703	$ 0.855		$ 1.595
Total consideration		$ 540,379		$ 158,005	$ 16,802	$ 26,909	$ 540,379
Lucas Wang | After reverse share split
Restricted Shares Issued for Compensation
Number of equity awards issued				63,202	63,202
Issuance of ordinary shares for compensation (in shares)		5,267
Number of ordinary shares vested			21,068	21,068	21,068
Share price		$ 5.109	$ 25.65
Jiaming Li
Restricted Shares Issued for Compensation
Annual compensation				$ 240,000	$ 240,000
Number of equity awards issued			15,801	1,422,049	1,422,049
Issuance of ordinary shares for compensation (in shares)		118,504	15,801		7,902
Number of ordinary shares vested				474,016	474,016
Share price		$ 0.1703	$ 0.855		$ 1.595			$ 405,296
Total consideration				$ 118,504	$ 12,604	20,181	405,296
Jiaming Li | After reverse share split
Restricted Shares Issued for Compensation
Number of equity awards issued				47,402	47,402
Issuance of ordinary shares for compensation (in shares)		3,951
Number of ordinary shares vested				15,801	15,801
Share price		$ 5.108	$ 25.65
Jingjing Han
Restricted Shares Issued for Compensation
Annual compensation				$ 240,000	$ 240,000
Number of equity awards issued			15,801	1,422,049	1,422,049
Issuance of ordinary shares for compensation (in shares)		118,504	15,801		15,804
Number of ordinary shares vested				474,016	474,016
Share price		$ 0.1703	$ 0.855		$ 2.77			$ 405,296
Total consideration				$ 118,504	$ 43,824	$ 20,181	$ 405,296
Jingjing Han | After reverse share split
Restricted Shares Issued for Compensation
Number of equity awards issued				47,402	47,402
Issuance of ordinary shares for compensation (in shares)		3,951
Number of ordinary shares vested				15,801	15,801
Share price		$ 5.108	$ 25.65